Note 12. Income Tax Benefit (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 07, 2016
Operating Loss Carryforwards	$ 4,500,000
Operating loss carryforwards lost due to change in control of the company	276,000
Change in the valuation allowance	1,186,859
Deferred tax assets and the valuation allowance adjustment amount	$ 71,122
United Casualty and Surety Insurance Company
Deferred Tax Asset at acquisition		$ 129,000